Operating Profit	12 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Operating Profit
Operating Profit

	2019 £’000	2018 £’000	2017 £’000
Operating profit is stated after charging/(crediting):
Depreciation and impairment of owned property, plant and equipment	3,969	3,266	2,470
Depreciation of assets held under finance leases	34	72	62
Impairment of non-current assets (tangibles and intangibles)	—	19	—
Amortisation of intangible assets	3,897	2,912	1,814
Net loss/(gain) on disposal of property, plant and equipment	(23)	(5)	107
Research and development expenditure credit	(1,278)	(1,008)	(1,322)
Government grants	(819)	(1,633)	(1,691)
Share-based compensation	12,022	1,505	854
Initial public offering expenses	1,055	4,537	—
Sarbanes-Oxley compliance readiness expenses	1,440	106	—
Secondary offering expenses	1,009	—	—
Operating lease costs:
Land and buildings	9,941	8,444	6,443

Initial public offering expenses include professional fees incurred in the Group’s initial public offering of the Company’s ordinary shares. Sarbanes-Oxley compliance readiness expenses include professional fees incurred in the Group’s compliance with Sarbanes Oxley Act of 2002. Secondary offering expenses include professional fees incurred in the Group’s secondary public offering of the Company’s ordinary shares.
Auditor’s remuneration:
The Group paid the following amounts to its auditors in respect of the audit of the financial statements and for other services provided to the Group:

	2019 £’000	2018 £’000	2017 £’000
Audit of the financial statements	£741	£437	£126
Subsidiary local statutory audits	95	85	89
Total audit fees	836	522	215
Initial public offering expenses	—	655	—
Secondary offering expenses	150	—	—
Other SEC filings review expenses	36	—	—
Total audit related fees	186	655	—
Total auditor’s remuneration	£1,022	£1,177	£215